LIABILITIES FOR FUTURE POLICYHOLDER BENEFITS - Policyholder Account Balance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	$ 74	$ 0
Ending balance	285	74
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	279	0
Beginning balance at original discount rate	(1,003)
Ending balance at original discount rate	355	(1,003)
Ending balance	1,074	279
Future policy benefits and other policyholders' liabilities	16,603	18,178
Less: Reinsurance Recoverable				$ 1,896
Net liability for future policy benefits, after reinsurance recoverable				6,574
Term
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Future policy benefits and other policyholders' liabilities	1,365	1,809
Term | Protection Solutions
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Less: Reinsurance Recoverable				59
Net liability for future policy benefits, after reinsurance recoverable				$ 1,924
Term | Protection Solutions | Operating Segments
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	2,485	2,492
Beginning balance at original discount rate	1,864	1,762
Effect of changes in cash flow assumptions		204	$ 69
Effect of actual variances from expected experience		31	15
Adjusted beginning of the period balance		2,099	1,846
Issuances	76	111
Interest accrual	97	92
Net premiums collected	(194)	(185)
Ending balance at original discount rate	2,078	1,864
Effect of changes in discount rate assumptions	22	621
Ending balance	2,100	2,485
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	4,294	4,475
Beginning balance at original discount rate	3,241	3,184
Effect of changes in cash flow assumptions		222	69
Effect of actual variances from expected experience		31	11
Adjusted beginning of the period balance		3,494	3,264
Issuances	82	117
Interest accrual	168	168
Benefits payments	(353)	(308)
Ending balance at original discount rate	3,391	3,241
Effect of changes in discount rate assumptions	74	1,053
Ending balance	3,465	4,294
Future policy benefits and other policyholders' liabilities	1,365	1,809
Less: Reinsurance Recoverable	21	(42)
Net liability for future policy benefits, after reinsurance recoverable	$ 1,386	$ 1,767
Weighted-average duration of additional liability - death benefit (years)	7 years	7 years 6 months
Payout - Legacy | Individual Retirement | Operating Segments
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	$ 0	$ 0
Beginning balance at original discount rate	0	0
Effect of changes in cash flow assumptions		0	0
Effect of actual variances from expected experience		0	0
Adjusted beginning of the period balance		0	0
Issuances	0	0
Interest accrual	0	0
Net premiums collected	0	0
Ending balance at original discount rate	0	0
Effect of changes in discount rate assumptions	0	0
Ending balance	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	1,114	1,158
Beginning balance at original discount rate	883	883
Effect of changes in cash flow assumptions		(2)	34
Effect of actual variances from expected experience		(1)	(8)
Adjusted beginning of the period balance		880	909
Issuances	23	26
Interest accrual	40	40
Benefits payments	(98)	(92)
Ending balance at original discount rate	845	883
Effect of changes in discount rate assumptions	(17)	231
Ending balance	828	1,114
Future policy benefits and other policyholders' liabilities	828	1,114
Less: Reinsurance Recoverable	0	0
Net liability for future policy benefits, after reinsurance recoverable	$ 828	$ 1,114
Weighted-average duration of additional liability - death benefit (years)	9 years 6 months	9 years 7 months 6 days
Payout - Legacy | Legacy | Operating Segments
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	$ 0	$ 0
Beginning balance at original discount rate	0	0
Effect of changes in cash flow assumptions		0	0
Effect of actual variances from expected experience		0	0
Adjusted beginning of the period balance		0	0
Issuances	0	0
Interest accrual	0	0
Net premiums collected	0	0
Ending balance at original discount rate	0	0
Effect of changes in discount rate assumptions	0	0
Ending balance	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	2,547	2,250
Beginning balance at original discount rate	2,400	1,993
Effect of changes in cash flow assumptions		(1)	4
Effect of actual variances from expected experience		(4)	9
Adjusted beginning of the period balance		2,395	2,006
Issuances	758	490
Interest accrual	63	61
Benefits payments	(192)	(157)
Ending balance at original discount rate	3,024	2,400
Effect of changes in discount rate assumptions	(335)	147
Ending balance	2,689	2,547
Future policy benefits and other policyholders' liabilities	2,689	2,547
Less: Reinsurance Recoverable	(465)	(143)
Net liability for future policy benefits, after reinsurance recoverable	$ 2,224	$ 2,404
Weighted-average duration of additional liability - death benefit (years)	8 years 1 month 6 days	8 years 4 months 24 days
Group Pension
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Future policy benefits and other policyholders' liabilities	$ 523	$ 683
Group Pension | Corporate and Other
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	0	0
Beginning balance at original discount rate	0	0
Effect of changes in cash flow assumptions		0	0
Effect of actual variances from expected experience		0	0
Adjusted beginning of the period balance		0	0
Issuances	0	0
Interest accrual	0	0
Net premiums collected	0	0
Ending balance at original discount rate	0	0
Effect of changes in discount rate assumptions	0	0
Ending balance	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	683	780
Beginning balance at original discount rate	632	686
Effect of changes in cash flow assumptions		0	(2)
Effect of actual variances from expected experience		1	1
Adjusted beginning of the period balance		633	685
Issuances	0	0
Interest accrual	21	23
Benefits payments	(71)	(76)
Ending balance at original discount rate	583	632
Effect of changes in discount rate assumptions	(60)	51
Ending balance	523	683
Future policy benefits and other policyholders' liabilities	523	683
Less: Reinsurance Recoverable	0	0
Net liability for future policy benefits, after reinsurance recoverable	$ 523	$ 683
Weighted-average duration of additional liability - death benefit (years)	7 years 2 months 12 days	7 years 2 months 12 days
Health
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Future policy benefits and other policyholders' liabilities	$ 1,558	$ 2,070
Health | Corporate and Other
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	22	35
Beginning balance at original discount rate	19	29
Effect of changes in cash flow assumptions		(10)	0
Effect of actual variances from expected experience		(15)	(8)
Adjusted beginning of the period balance		(6)	21
Issuances	0	0
Interest accrual	0	1
Net premiums collected	1	(3)
Ending balance at original discount rate	(5)	19
Effect of changes in discount rate assumptions	0	3
Ending balance	(5)	22
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	2,092	2,334
Beginning balance at original discount rate	1,915	2,028
Effect of changes in cash flow assumptions		(5)	0
Effect of actual variances from expected experience		(13)	(4)
Adjusted beginning of the period balance		1,897	$ 2,024
Issuances	0	0
Interest accrual	61	65
Benefits payments	(163)	(174)
Ending balance at original discount rate	1,795	1,915
Effect of changes in discount rate assumptions	(242)	177
Ending balance	1,553	2,092
Future policy benefits and other policyholders' liabilities	1,558	2,070
Less: Reinsurance Recoverable	(1,242)	(1,641)
Net liability for future policy benefits, after reinsurance recoverable	$ 316	$ 429
Weighted-average duration of additional liability - death benefit (years)	8 years 8 months 12 days	8 years 10 months 24 days